Property, plant and equipment (Schedule of detailed information about property, plant and equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	$ 3,662,559
Additions	17,759	$ 22,158
Decommissioning and restoration	46,792	89,408
Interest capitalized	0	9,890
Impairments		(322,249)
Balance, end of year	3,731,655	3,662,559
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	5,806,084	5,577,753
Additions	303,653	181,855
Acquisitions		94,862
Capitalized stripping and development	83,137	103,108
Decommissioning and restoration	46,792	89,408
Interest capitalized	0	9,890
Transfers and other movements	0	0
Impairments		(322,249)
Disposals	(25,565)	(14,309)
Effects of movement in exchange rates	47,603	83,534
Other		2,232
Balance, end of year	6,261,704	5,806,084
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,143,525	1,742,961
Depreciation for the year	370,096	353,882
Disposals	(16,513)	(6,675)
Effects of movement in exchange rates	32,941	53,357
Balance, end of year	2,530,049	2,143,525
Exploration and evaluation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	69,903
Balance, end of year	79,059	69,903
Exploration and evaluation assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	69,903	52,206
Additions	809	17,016
Acquisitions		0
Capitalized stripping and development	0	0
Decommissioning and restoration	0	0
Interest capitalized	0	0
Transfers and other movements	8,040	0
Impairments		0
Disposals	0	0
Effects of movement in exchange rates	307	681
Other		0
Balance, end of year	79,059	69,903
Exploration and evaluation assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0	0
Depreciation for the year	0	0
Disposals	0	0
Effects of movement in exchange rates	0	0
Balance, end of year	0	0
Capital works in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	733,874
Balance, end of year	957,162	733,874
Capital works in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	733,874	873,781
Additions	256,251	109,372
Acquisitions		91,332
Capitalized stripping and development	0	0
Decommissioning and restoration	263	41
Interest capitalized	0	9,890
Transfers and other movements	(36,668)	(30,000)
Impairments		(322,249)
Disposals	0	(2,029)
Effects of movement in exchange rates	3,442	1,528
Other		2,208
Balance, end of year	957,162	733,874
Capital works in progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0	0
Depreciation for the year	0	0
Disposals	0	0
Effects of movement in exchange rates	0	0
Balance, end of year	0	0
Mining properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,183,053
Balance, end of year	1,091,187	1,183,053
Mining properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,146,583	1,998,439
Additions	311	0
Acquisitions		3,157
Capitalized stripping and development	83,137	103,108
Decommissioning and restoration	6,849	3,314
Interest capitalized	0	0
Transfers and other movements	(41,256)	642
Impairments		0
Disposals	0	0
Effects of movement in exchange rates	21,837	41,080
Other		(3,157)
Balance, end of year	2,217,461	2,146,583
Mining properties [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	963,530	780,754
Depreciation for the year	146,113	154,970
Disposals	0	0
Effects of movement in exchange rates	16,631	27,806
Balance, end of year	1,126,274	963,530
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,584,065
Balance, end of year	1,522,138	1,584,065
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,653,752	2,473,176
Additions	28,523	33,309
Acquisitions		0
Capitalized stripping and development	0	0
Decommissioning and restoration	39,680	86,053
Interest capitalized	0	0
Transfers and other movements	70,777	30,406
Impairments		0
Disposals	(19,681)	(10,747)
Effects of movement in exchange rates	20,668	38,452
Other		3,103
Balance, end of year	2,793,719	2,653,752
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,069,687	872,330
Depreciation for the year	200,632	179,062
Disposals	(14,038)	(6,675)
Effects of movement in exchange rates	15,300	24,970
Balance, end of year	1,271,581	1,069,687
Plant and equipment- ROU assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	91,664
Balance, end of year	82,109	91,664
Plant and equipment- ROU assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	201,972	180,151
Additions	17,759	22,158
Acquisitions		373
Capitalized stripping and development	0	0
Decommissioning and restoration	0	0
Interest capitalized	0	0
Transfers and other movements	(893)	(1,048)
Impairments		0
Disposals	(5,884)	(1,533)
Effects of movement in exchange rates	1,349	1,793
Other		78
Balance, end of year	214,303	201,972
Plant and equipment- ROU assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	110,308	89,877
Depreciation for the year	23,351	19,850
Disposals	(2,475)	0
Effects of movement in exchange rates	1,010	581
Balance, end of year	$ 132,194	$ 110,308